Bonds Payable - Additional Information (Detail) $ in Thousands				12 Months Ended
	Sep. 29, 2017 USD ($)	Aug. 17, 2017 USD ($)	Aug. 17, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Jun. 26, 2014 CNY (¥)
Debt Instrument [Line Items]
Proceeds from issuance of bonds, net				$ 297,581	¥ 1,936,154,000
Bonds 6.875% Due 2017
Debt Instrument [Line Items]
Debt instrument, face amount | ¥						¥ 2,000,000,000
Debt instrument, stated rate						6.875%
Bonds 7% Due 2020
Debt Instrument [Line Items]
Debt instrument, face amount | $	$ 100,000	$ 200,000
Debt instrument, stated rate	7.00%	7.00%
Debt instrument, maturity date	Aug. 17, 2020	Aug. 17, 2020	Aug. 17, 2020
Debt instrument, frequency of periodic payment		Payable semi-annually in arrears on August 17 and February 17 in each year	Payable semi-annually in arrears on August 17 and February 17 in each year
Debt instrument, premium price	100.04
Debt instrument, effective yield	6.98%
Proceeds from issuance of bonds, net		$ 296,085	¥ 1,926,419,000